Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Tel: 202-739-3000

Fax: 202-739-3001

www.morganlewis.com

October 5, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Nuveen Multistate Trust I (File Nos. 333-16617 and 811-07747)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the form of prospectuses and Statement of Additional Information for Nuveen Multistate Trust I that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed electronically as part of Post-Effective Amendment No. 12 on September 28, 2006.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman